Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 0	€ 0
Floating rate	[1]	289	500
Total trust preferred securities	[1]	€ 289	€ 500

[1]	Perpetual instruments, redeemable at specific future dates at the Group’s option.